Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of profit or loss.

The CODM regularly receives and reviews the following expense categories, which are included in the segment’s measure of profit or loss.

	For the year ended December 31,
	2025	2024	2023
Sales	$1,862,231	$2,761,798	$2,825,488
Cost of sales:
Subcontracting charges	(395,096)	(853,092)	(1,119,286)
Depreciation and amortization	(172,318)	(83,944)	(70,247)
Salaries	(77,581)	(197,890)	(80,243)
	(644,995)	(1,134,926)	(1,269,776)
Gross profit	1,217,236	1,626,872	1,555,712
Other income	52,600	930	605
Selling and marketing expenses	(1,841,859)	—	—
Administrative expense	(2,037,264)	(1,110,982)	(473,707)
(Loss) profit before income tax	(2,609,287)	516,820	1,082,610
Income tax credit (expense)	363,109	(137,390)	(157,047)

(Loss) profit for the year	$(2,246,178)	$379,430	$925,563